Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000125239
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empiric Fund
Average Annual Return, Percent	(2.90%)	8.70%	9.00%
C000125240
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empiric Fund
Without Sales Load [Member] | C000125239
Average Annual Return [Line Items]
Average Annual Return, Percent	3.02%	9.99%	9.64%
Without Sales Load [Member] | C000125240
Average Annual Return [Line Items]
Average Annual Return, Percent	2.24%	9.17%	8.82%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.60%	16.47%	15.30%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.60%	16.47%	15.30%
MSCI USA SMALL CAP Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI U.S. Small Cap Index
Average Annual Return, Percent	9.90%	12.63%	10.50%
MSCI USA SMALL CAP Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI U.S. Small Cap Index
Average Annual Return, Percent	9.90%	12.63%	10.50%